ACCUMULATED LOSSES (Tables)	12 Months Ended
Jun. 30, 2019
ACCUMULATED LOSSES
Schedule of accumulated losses

Balance at the beginning of the financial year	(123,311,946)	(117,848,074)
Add: net loss attributable to owners of Genetic Technologies Limited	(6,425,604)	(5,463,872)
Balance at the end of the financial year	(129,737,550)	(123,311,946)